INCOME TAX EXPENSES (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
INCOME TAX EXPENSES
Current income tax provision	$ 290	$ 297	$ 211
Deferred income tax provision	0	0	0
Income tax expense	$ 290	$ 297	$ 211